FAIR VALUE DISCLOSURES (Carrying Values and Fair Values of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Amounts [Abstract]
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	$ 9,757	$ 7,171
Loans to affiliates	703	1,087
Policyholders liabilities: Investment contracts	38,782	33,033	$ 31,848
Policy loans	3,361	3,393
Separate Accounts’ liabilities	111,403	107,497
Carrying Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	9,757	7,171
Loans to affiliates	703	1,087
Policyholders liabilities: Investment contracts	2,226	7,325
Funding Agreements	2,255	500
Policy loans	3,361	3,393
Short-term debt	513	584
Separate Accounts’ liabilities	6,194	5,124
Measured at Fair Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	9,608	7,257
Loans to affiliates	775	1,185
Policyholders liabilities: Investment contracts	2,337	7,430
Funding Agreements	2,202	500
Policy loans	4,257	4,343
Short-term debt	513	584
Separate Accounts’ liabilities	6,194	5,124
Measured at Fair Value | Level 1
Consolidated Amounts [Abstract]
Short-term debt	0	0
Measured at Fair Value | Level 2
Consolidated Amounts [Abstract]
Loans to affiliates	775	795
Funding Agreements	2,202	500
Short-term debt	513	584
Measured at Fair Value | Level 3
Consolidated Amounts [Abstract]
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	9,608	7,257
Loans to affiliates	0	390
Policyholders liabilities: Investment contracts	2,337	7,430
Policy loans	4,257	4,343
Separate Accounts’ liabilities	$ 6,194	$ 5,124